Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred Stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	10,441,251	10,441,251	10,441,251
Common Stock, shares outstanding	10,441,251	10,441,251	10,441,251